Disclosure of information on segments - Reconciliation of segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information on segments [Line Items]
Assets	$ 4,503,227	$ 4,561,811	$ 3,979,617
Elimination Of assets Of Equity Accounted Investees, Not Consolidated	(8,422,909)	(8,598,678)	(8,250,964)
Elimination of the Subsidiaries And Associates of The Parent Company	(920,601)	(914,940)	(1,005,368)
Elimination of Segment Assets Intercompany Receivables	(16,921)	(15,188)	(57,810)
Elimination of Other Segment Assets	27,211	26,714	17,486
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Assets	$ 13,836,447	$ 14,063,903	$ 13,276,273